Debt - Additional Information (Detail) - USD ($)	1 Months Ended	2 Months Ended	6 Months Ended		7 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Apr. 30, 2021	Oct. 31, 2020	Apr. 30, 2020	Sep. 30, 2018
Convertible Unsecured Subordinated Debt Agreement Amendment [Member] | Convertible Subordinated Debt [Member]
Debt Instrument [Line Items]
Long term debt bearing fixed interest rate percentage			90.00%		90.00%
Enjoy Technology Inc [Member]
Debt Instrument [Line Items]
Long term debt gross carrying amount	$ 90,451,000	$ 90,451,000				$ 90,451,000	$ 90,451,000
Unamortized debt issuance costs	3,317,000	3,317,000				3,317,000	3,317,000
Unamortized premium on debt issued	42,906,000	42,906,000				42,906,000	42,906,000
Long term debt net of unamortized debt issuance costs and including unamortized premium	$ 41,578,000	$ 41,578,000	$ 39,887,000		$ 39,887,000	$ 41,578,000	41,578,000
Interest expenses			2,817,000	$ 643,000			2,003,000	$ 1,405,000
Gain on extinguishment of convertible loan			$ 36,782,000	0
Enjoy Technology Inc [Member] | Convertible Subordinated Debt [Member]
Debt Instrument [Line Items]
Long term debt month of maturity			April 2022
Long term debt bearing fixed interest rate percentage			14.00%		14.00%
Enjoy Technology Inc [Member] | Newtek Business Finance LLC [Member] | Paycheck Protection Programme Loan [Member]
Debt Instrument [Line Items]
Debt instrument face value											$ 10,000,000.0
Debt instrument variable interest rate spread						10.00%
Long term debt month of maturity			July 2023			July 2023
Interest expenses			$ 50,000	21,000			$ 100,000
Long term debt bearing fixed interest rate percentage	1.00%	1.00%	1.00%		1.00%	1.00%	1.00%
Long term debt moratorium period			6 months			6 months
Enjoy Technology Inc [Member] | Blue Torch [Member] | First Lien Term Loan [Member]
Debt Instrument [Line Items]
Unamortized debt issuance costs	$ 1,200,000	$ 1,200,000	$ 1,200,000		$ 1,200,000	$ 1,200,000	$ 1,200,000
Long term debt net of unamortized debt issuance costs and including unamortized premium	$ 37,000,000.0	$ 37,000,000.0	$ 37,000,000.0		$ 37,000,000.0	$ 37,000,000.0	$ 37,000,000.0
Long term debt month of maturity	November 2023				November 2023
Long term debt effective interest rate percentage over time			14.90%				14.90%
Interest expenses							$ 700,000
Factor used in determining base rate percentage	100.00%	100.00%	100.00%		100.00%	100.00%	100.00%
Enjoy Technology Inc [Member] | Blue Torch [Member] | First Lien Term Loan [Member] | Prepayment Year One [Member]
Debt Instrument [Line Items]
Long term debt prepayment amount as a percentage of principal			3.00%				3.00%
Enjoy Technology Inc [Member] | Blue Torch [Member] | First Lien Term Loan [Member] | Prepayment Year Two [Member]
Debt Instrument [Line Items]
Long term debt prepayment amount as a percentage of principal			2.00%				2.00%
Enjoy Technology Inc [Member] | Blue Torch [Member] | First Lien Term Loan [Member] | Prepayment Year Three [Member]
Debt Instrument [Line Items]
Long term debt prepayment amount as a percentage of principal			1.00%				1.00%
Enjoy Technology Inc [Member] | Blue Torch [Member] | First Lien Term Loan [Member] | After Prepayment Year Three [Member]
Debt Instrument [Line Items]
Long term debt prepayment amount as a percentage of principal			0.00%				0.00%
Enjoy Technology Inc [Member] | Blue Torch [Member] | First Lien Term Loan [Member] | Reference Rate [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread			9.00%				9.00%
Debt instrument base rate percentage	2.00%	2.00%	2.00%		2.00%	2.00%	2.00%
Debt instrument base rate spread percentage	0.50%				0.50%
Enjoy Technology Inc [Member] | Blue Torch [Member] | First Lien Term Loan [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread			10.00%				10.00%
Debt instrument base rate percentage	1.00%	1.00%	1.00%		1.00%	1.00%	1.00%
Debt instrument base rate spread percentage	1.00%				1.00%
Enjoy Technology Inc [Member] | Loan And Security Agreement [Member] | Triple Point Venture Growth BDC Corporation [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Debt instrument face value												$ 10,000,000.0
Debt instrument variable interest rate spread			5.25%
Long term debt gross carrying amount								10,000,000.0
Unamortized debt issuance costs								100,000
Unamortized premium on debt issued								200,000
Long term debt net of unamortized debt issuance costs and including unamortized premium	$ 10,100,000	$ 10,100,000				$ 10,100,000	$ 10,100,000	$ 10,100,000
Long term debt month of maturity								September 2021
Long term debt effective interest rate percentage over time							13.90%	13.90%
Interest expenses				$ 700,000			$ 1,100,000	$ 1,400,000
Enjoy Technology Inc [Member] | Loan And Security Agreement [Member] | Triple Point Venture Growth BDC Corporation [Member] | Term Loan [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread								5.25%
Enjoy Technology Inc [Member] | Convertible Unsecured Subordinated Debt Agreement [Member] | Convertible Subordinated Debt [Member]
Debt Instrument [Line Items]
Long term debt other than line of credit maximum borrowing limits									$ 75,000,000.0	$ 50,000,000.0
Enjoy Technology Inc [Member] | Convertible Unsecured Subordinated Debt Agreement Amendment [Member] | Convertible Subordinated Debt [Member]
Debt Instrument [Line Items]
Debt instrument face value			$ 60,000,000.0		$ 60,000,000.0
Long term debt net of unamortized debt issuance costs and including unamortized premium	$ 43,500,000	$ 43,500,000	$ 43,700,000		$ 43,700,000	$ 43,500,000	$ 43,500,000
Long term debt month of maturity		May 2024	May 2024
Long term debt bearing fixed interest rate percentage	14.00%	14.00%	8.00%		8.00%	14.00%	14.00%
Long term debt other than line of credit maximum borrowing limits	$ 70,000,000	$ 70,000,000	$ 70,000,000		$ 70,000,000	$ 70,000,000	$ 70,000,000
Enjoy Technology Inc [Member] | Convertible Unsecured Subordinated Debt Agreement Amendment [Member] | Convertible Subordinated Debt [Member] | Prospective Qualified Financing [Member]
Debt Instrument [Line Items]
Proceeds from issuance of common stock		$ 75,000,000.0	$ 75,000,000.0